RELATED PARTY TRANSACTIONS	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
RELATED PARTY TRANSACTIONS

10. RELATED PARTY TRANSACTIONS

Unit Ownership

PostRock and SOG, through subsidiaries, own a portion of our outstanding units. As of June 30, 2014, CEPM, a subsidiary of PostRock, owned 4,282,500, or 14.9%, of our Class B common units. SEP I, a subsidiary of SOG, owned 484,505, or 100%, of our Class A units and 5,139,345, or 17.8%, of our Class B common units as of June 30, 2014.

PostRock-Related Announcements

In 2011, PostRock acquired certain of our Class A units and Class B common units in two separate transactions. Approval of the purchase of these units was neither required nor given by our board of managers or conflicts committee. We believe PostRock is now an “interested unitholder” under Section 203 of the Delaware General Corporation Law, which is applicable to us pursuant to our operating agreement. Section 203, as it applies to us, prohibits an interested unitholder, defined as a person who owns 15% or more of our outstanding common units, from engaging in business combinations with us for three years following the time such person becomes an interested unitholder without the approval of our board of managers and the vote of 66 2⁄3% of our outstanding Class B common units, excluding those held by the interested unitholder. Section 203 broadly defines “business combination” to encompass a wide variety of transactions with or caused by an interested unitholder, including mergers, asset sales and other transactions in which the interested unitholder receives a benefit on other than a pro rata basis with other unitholders. In addition to limiting our ability to enter into transactions with PostRock or its affiliates, this provision of our operating agreement could have an anti-takeover effect with respect to transactions not approved in advance by our board of managers, including discouraging takeover attempts that might result in a premium over the market price for our common units. We believe the Section 203 restrictions related to these unit purchases expire in December 2014. At June 30, 2014, PostRock’s investment in us represented a 14.6% ownership interest.

Sanchez-Related Announcements

In August 2013, SOG acquired certain of our Class A units and Class B common units and one Class Z unit in one transaction which represented a 19.2% ownership interest in us at June 30, 2014. These units were issued to SOG, along with cash, in exchange for oil and natural gas properties located in Texas and Louisiana.

In August 2013, the Company also entered into a Registration Rights Agreement with SOG pursuant to which the Company granted to SOG certain registration rights related to the unit consideration thereunder. Under the Registration Rights Agreement, the Company granted SOG demand registration rights with respect to the preparation and filing with the SEC of one or more registration statements for the purpose of registering the resale of the securities that will be registered.

On May 8, 2014, the Company and the Manager, an affiliate of SOG, entered into the Services Agreement pursuant to which the Manager provides services that the Company requires to operate its business, including overhead, technical, administrative, marketing, accounting, operational, information systems, financial, compliance, insurance, professionals and acquisition, disposition and financing services. In connection with providing the services under the Services Agreement, the Manager receives compensation consisting of: (i) a quarterly fee equal to 0.375% of the value of the Company’s properties other than its assets located in the Mid-Continent region, (ii) a $1,000,000 administrative fee, with $500,000 paid on May 8, 2014 and $500,000 paid on July 1, 2014, the date that the Manager provided notice of its commitment to provide services under the Services Agreement (the In-Service Date), (iii) reimbursement for all allocated overhead costs as well as any direct third-party costs incurred and (iv) for each asset acquisition, asset disposition and financing, a fee not to exceed 2% of the value of such transaction. Each of these fees, not including the reimbursement of costs, will be paid in cash unless the Manager elects for such fee to be paid in equity by the Company. In addition, upon the first acquisition of assets from an affiliate of the Manager, the Company is required to amend its operating agreement and issue a new class of incentive distribution right to the Manager.

The Services Agreement has a ten-year term and will be automatically renewed for an additional ten years unless both the Manager and the Company provide notice to terminate the agreement. The Services Agreement can be terminated early (i) by either party at any time after 24 months from the In-Service Date with six months’ notice to the other party, (ii) by either party if there is an uncured material breach thereunder by the other party or (iii) by the Company if there is a change in control of the Manager and the Company pays the termination payment discussed below. If there is a termination of the Services Agreement other than by either party at the end of the agreement’s term or by the Company for a breach by the Manager, then the Company will owe a termination payment to the Manager equal to $5,000,000, plus 5% of the transaction value of all asset acquisitions theretofore consummated; if the Company terminates after the 24-month anniversary of the In-Service Date upon six months’ notice, the Company will also owe to the Manager all costs and expenses of the Manager that result from such termination.

On May 8, 2014, the Company and SOG entered into a Contract Operating Agreement (the Operating Agreement) pursuant to which SOG has agreed either to provide services to operate, develop and produce the Company’s oil and natural gas properties or to engage a third-party operator to do so, other than with respect to the Company’s properties in the Mid-Continent region. In connection with providing services under the Operating Agreement, SOG will be reimbursed for all direct charges under COPAS.

On May 8, 2014, the Company, the Manager and SOG entered into a Transition Agreement (the Transition Agreement) pursuant to which the Company agreed to make available to the Manager and SOG certain of the Company’s employees for SOG or the Manager to provide services under the Services Agreement and Operating agreement. No compensation was paid by any party for the provision or use of employees under the Transition Agreement. All employees remained under the day-to-day control of the Company, and the Company retained the right to terminate employees and had no obligation to hire new employees. SOG had the right to hire any Company employees and thereafter, SOG is responsible for all costs and expenses for such employees. As of the In-Service Date, all employees of the Company located in the Houston office became employees of SOG, except for the Chief Executive Officer and the Chief Financial Officer, who remain employees of the Company.

On May 8, 2014, the Company, SOG and certain subsidiaries of the Company entered into a Geophysical Seismic Data Use License Agreement (the License Agreement) pursuant to which SOG provides to the Company a non-exclusive, royalty-free license to use seismic, geophysical and geological information relating to the Company’s oil and natural gas properties that is proprietary to SOG and not restricted by agreements that SOG has with landowners or seismic data vendors.

Class C Management In centive Interests

CEPH, a subsidiary of Exelon, held the Class C management incentive interests in CEP. These management incentive interests represented the right to receive 15% of quarterly distributions of available cash from operating surplus after the Target Distribution (as defined in our operating agreement) had been achieved and certain other tests had been met. In conjunction with the settlement of the Exelon Litigation, we acquired all of the Class C management incentive interests from CEPH and the interests were cancelled.

Class D Interest

CEPH, a subsidiary of Exelon and successor to CHI, held all of our Class D interests. Due to the contingently redeemable feature, the Class D interests were treated as temporary equity until June 2009, when distributions were suspended. Accordingly, the Class D interests were moved from temporary equity to permanent equity (Class A and Class B) in the fourth quarter of 2011. In conjunction with the settlement of the Exelon Litigation, we acquired all of the Class D interests from CEPH and the interests were cancelled.

Class Z Unit

SOG holds the one Class Z unit of CEP. This one unit is a non-voting unit, except for voting as a separate class to approve the issuance of additional Company securities, other than Class B common units, prior to the issuance of such securities. The Class Z unit is a non-economic interest, without any right to participate in distributions or allocations.

9. RELATED PARTY TRANSACTIONS

Unit Ownership

PostRock, Exelon and SOG, through subsidiaries, own a portion of our outstanding units. As of December 31, 2013, CEPM, a subsidiary of PostRock, owned 484,505, or 30%, of our Class A units and 5,918,894 of our Class B common units. CEPH, a subsidiary of Exelon, owned all of our Class C management incentive interests and all of our Class D interests as of December 31, 2013. SEP I, a subsidiary of SOG, owned 1,130,512, or 70%, of our Class A units and 4,724,407 of our Class B common units.

PostRock-Related Announcements

In 2011, PostRock acquired certain of our Class A units and Class B common units in two separate transactions which represented a 21.3% ownership interest in us at December 31, 2013. Approval of the purchase of these units was neither required nor given by our board of managers or conflicts committee. We believe PostRock is now an “interested unitholder” under Section 203 of the Delaware General Corporation Law, which is applicable to us pursuant to our operating agreement. Section 203, as it applies to us, prohibits an interested unitholder, defined as a person who owns 15% or more of our outstanding common units, from engaging in business combinations with us for three years following the time such person becomes an interested unitholder without the approval of our board of managers and the vote of 66 2/3% of our outstanding Class B common units, excluding those held by the interested unitholder. Section 203 broadly defines “business combination” to encompass a wide variety of transactions with or caused by an interested unitholder, including mergers, asset sales and other transactions in which the interested unitholder receives a benefit on other than a pro rata basis with other unitholders. In addition to limiting our ability to enter into transactions with PostRock or its affiliates, this provision of our operating agreement could have an anti-takeover effect with respect to transactions not approved in advance by our board of managers, including discouraging takeover attempts that might result in a premium over the market price for our common units. We believe the Section 203 restrictions related to these unit purchases expire in December 2014.

Sanchez-Related Announcements

In August 2013, SOG acquired certain of our Class A units and Class B common units and one Class Z unit in one transaction which represented a 19.5% ownership interest in us at December 31, 2013. These units were issued to SOG, along with cash, in exchange for oil and natural gas properties located in Texas and Louisiana.

In August 2013, the Company also entered into a Registration Rights Agreement with SOG pursuant to which the Company granted to SOG certain registration rights related to the unit consideration thereunder. Under the Registration Rights Agreement, the Company granted SOG demand registration rights with respect to the preparation and filing with the SEC of one or more registration statements for the purpose of registering the resale of the securities that will be registered.

Class C Management Incentive Interests

CEPH, a subsidiary of Exelon, holds the Class C management incentive interests in CEP. These management incentive interests represent the right to receive 15% of quarterly distributions of available cash from operating surplus after the Target Distribution (as defined in our operating agreement) has been achieved and certain other tests have been met. None of these applicable tests have yet to be met and CEPH has not been entitled to receive any management incentive interest distributions or share in distributions upon liquidation.

Class D Interest

The majority of our properties in the Robinson’s Bend Field were subject to a non-operated net profits interest (NPI) held by Torch Energy Royalty Trust (the Trust). Through the NPI, the Trust was entitled to a royalty payment, calculated as a percentage of the net revenue from specified wells in the Robinson’s Bend Field (the Trust Wells).

Under the terms of the NPI and related contractual arrangements, the royalty payment we were required to make to the Trust under the NPI was calculated using a sharing arrangement with a pricing formula that had resulted in below-market prices and had the effect of keeping our payments to the Trust significantly lower than if such payments had been calculated on then prevailing market prices.

In order to address the risks of early termination, without the prior consent of our board of managers, of the sharing arrangement in respect of the calculation of amounts payable to the Trust for the NPI and the potential reduction in our revenues resulting therefrom, Constellation Holdings, Inc. (CHI) contributed $8.0 million to us for all of our Class D interests. This contribution was potentially to be distributed to CHI in 24 distributions over a period of approximately six years if the sharing arrangement remained in effect during that period. If the amounts payable by us to the Trust were not calculated based on the continued applicability of the sharing arrangement through December 31, 2012, unless such change was approved in advance by our board of managers and our conflicts committee, the following would occur: the Class D interests would cease receiving the cash distributions; and the Class D interest would only be returned the remaining undistributed amount of the $8.0 million contribution under certain circumstances upon our liquidation.

No payments for the NPI were ever made to the Trust. On January 8, 2009, we were served by Trust Venture, on behalf of the Trust, with a purported derivative action filed in the Circuit Court of Tuscaloosa County, Alabama (the Circuit Court). The lawsuit alleged, among other things, a breach of contract under the conveyance associated with the NPI and the agreement establishing the Trust and asserted that above market rates for services were paid, reducing the amounts paid to the Trust in connection with the NPI. The lawsuit sought unspecified damages and an accounting of the NPI. The lawsuit was settled in June 2011. The settlement with Trust Venture, its successor and the Trust provided, among other things, that we pay $1.2 million to reimburse Trust Venture and its successor for their legal fees and expenses incurred in prosecuting the lawsuit and that we acquire the NPI from the Trust for $1.0 million. When the NPI was assigned to us by the Trust in the fourth quarter of 2011, the NPI was extinguished. We recognized a $1.0 million charge to impair the value of the extinguished NPI contract that was acquired. The finalization of this settlement impacted our Class D interests. The NPI no longer burdened our properties in the Robinson’s Bend Field upon their sale in February 2013.

CEPH, a subsidiary of Exelon and the successor to CHI, holds all of our Class D interests. Due to their contingently redeemable feature, the Class D interests were treated as temporary equity. Since the NPI is no longer being paid based upon the sharing arrangement and we have suspended distributions since June 2009, there should be no further distributions required on the Class D interests. Accordingly, the Class D interests were moved from temporary equity to permanent equity (Class A and Class B) in the fourth quarter of 2011. The Class D interests will remain outstanding until the liquidation of CEP and could receive up to $6.7 million under certain circumstances at that time.

Class Z Unit

SOG holds the one Class Z unit of CEP. This one unit is a non-voting unit, except voting as a separate class must approve the issuance of additional Company securities, other than Class B common units, prior to the issuance of such securities. The Class Z unit is a non-economic interest, without any right to participate in distributions or allocations.